Schedule of intangible assets useful life (Details)	Jun. 30, 2026
Distribution Rights [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Useful life	2 years
Distribution Rights [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Useful life	3 years
Software [Member]
Property, Plant, and Equipment [Line Items]
Useful life	5 years